Lease Commitments	9 Months Ended
Sep. 30, 2011
Lease Commitments

(23) Lease Commitments

The Company leases certain plant, office and warehouse space as well as machinery, vehicles, data processing and other equipment under long-term, noncancelable operating leases. Certain of the leases have renewal options at reduced rates and provisions requiring the Company to pay maintenance, property taxes and insurance. Generally, all rental payments are fixed. At December 31, 2010, the future payments for all operating leases with remaining lease terms in excess of one year in each of the next five fiscal years and thereafter were as follows:

Year
2011	$56,159
2012	37,504
2013	24,959
2014	14,611
2015	10,318
Thereafter	26,029
$169,580

Total rent expense under all leases was $71,151, $70,566 and $75,386 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.